SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Summary of significant expense categories for the segment

	Years ended December 31,
	2024	2023
Operating expenses:
AV-101 clinical trials	$19,740	$26,548
Employee costs	19,512	21,244
Professional fees and services	11,482	6,289
Stock-based compensation	11,311	11,907
Chemistry, manufacturing, and controls	11,110	14,339
Other segment items(a)	1,515	1,139
Interest income	(5,042)	(5,945)
Consolidated net loss	$69,628	$75,521

(a)   Other segment items include rent and facilities related expenses.